Related party transactions (Details) $ in Millions, $ in Millions				12 Months Ended
	Dec. 31, 2022 CAD ($)	Aug. 12, 2022 CAD ($)	Aug. 12, 2022 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure of transactions between related parties [line items]
Administrative, legal and technical expenses				$ 2.6	$ 3.5
Donation made				0.5
Due from Associates	$ 0.2			0.2	0.1
Due to Associates	$ 0.4			$ 0.4	$ 0.3
OBL
Disclosure of transactions between related parties [line items]
Cash consideration		$ 26.1	$ 20
OGR
Disclosure of transactions between related parties [line items]
Ownership interest held by former parent company	44.10%				75.10%